Revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues (Textual)
Remaining performance obligations	$ 49,687
Percentage of remaining performance obligation expected to be recognized as revenue	61.00%
Deferred commission costs	$ 2,098	$ 35
New contract acquisition assets	3,609
Amortized of capitalized contract acquisition asset	1,546
Unbilled receivables balances	1,497	$ 419
Deferred revenues	$ 266